Risk management - Brazil - COVID-19 pandemic moratoria (Details) - Brazil - South America - Banco Santander (Brasil) S.A. € in Millions	Dec. 31, 2020 EUR (€) branch
Credit risk
Number of clients granted with payment moratoria | branch	1,728,197
Percentage to lending porfolio	9.45%
Total amount of payment moratoria	€ 6,369
Total portfolio	65,056
Payment moratoria granted that expired	€ 5,888
Percentage of payment moratoria granted that expired	92.44%
Impairment credit losses, overlay	€ 523
Financial instruments not credit-impaired | Stage 1
Credit risk
Payment moratoria granted that expired	4,448
Impairment credit losses, overlay	243
Financial instruments not credit-impaired | Stage 2 and 3
Credit risk
Payment moratoria granted that expired	1,037
Impairment credit losses, overlay	€ 193
Financial instruments credit-impaired
Credit risk
Percentage of payment moratoria granted that expired	6.84%
Financial instruments credit-impaired | Stage 2 and 3
Credit risk
Payment moratoria granted that expired	€ 403
Impairment credit losses, overlay	87
Individuals
Credit risk
Total amount of payment moratoria	4,518
Total portfolio	35,182
Payment moratoria granted that expired	4,451
Mortgages
Credit risk
Total amount of payment moratoria	2,177
Total portfolio	7,196
Payment moratoria granted that expired	2,129
Consumer
Credit risk
Total amount of payment moratoria	2,341
Total portfolio	27,987
Payment moratoria granted that expired	2,321
SMEs & Corporate
Credit risk
Total amount of payment moratoria	1,851
Total portfolio	29,874
Payment moratoria granted that expired	1,437
Loans under government programs
Credit risk
Total portfolio	€ 2,019